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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  SEPTEMBER 30, 2008
                                                ------------------


Check here if Amendment [  ]; Amendment Number:
                                                --------------
     This Amendment (Check only one.):  [    ]  is a restatement.
                                        [    ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         SOCRATIC FUND MANAGEMENT, L.P.
Address:      101 JFK PARKWAY
              SHORT HILLS, NJ  07078



Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         JONATHAN W. GIBSON
Title:        MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
Phone:        (973) 921-4700


       Signature                         Place                 Date of Signing
 /S/ JONATHAN W. GIBSON             SHORT HILLS, NJ            OCTOBER 31, 2008
-----------------------             ---------------            ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          11
                                                 --

Form 13F Information Table Value Total:          $ 54,989
                                                 --------
                                                (thousands)




List of Other Included Managers:                     NONE


COLUMN 1                          COLUMN 2    COLUMN 3  COLUMN 4            COLUMN 5            COLUMN 6   COLUMN 7    COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                    Title of              Value X     Share /    Share / Put /  Investment   Other  Voting Authority
Name of Issuer                       Class      Cusip      $1000    Prn Amount    Prn    Call   Discretion  Managers
                                                                                                                    Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

ALTAIR NANOTECHNOLOGIES INC CMN     COM       021373105       960     400,000    SH               SOLE      No      X
AURORA OIL & GAS CORP CMN           COM       052036100       442   3,400,000    SH               SOLE      No      X
CALPINE CORPORATION CMN             COM       131347304     1,950     150,000    SH               SOLE      No      X
CANADIAN NATURAL RESOURCES CMN      COM       136385101     5,134      75,000    SH               SOLE      No      X
ENERGYSOUTH INC CMN                 COM       292970100    16,118     262,375    SH               SOLE      No      X
NRG ENERGY, INC. CMN                COM       629377508     2,475     100,000    SH               SOLE      No      X
NATURAL RESOURCE PARTNERS CMN       COM       63900P103    10,155     400,900    SH               SOLE      No      X
OCCIDENTAL PETROLEUM CORP CMN       COM       674599105     5,284      75,000    SH               SOLE      No      X
RELIANT ENERGY, INC. CMN            COM       75952B105       551      75,000    SH               SOLE      No      X
SUNCOR ENERGY INC. CMN              COM       867229106     7,375     175,000    SH               SOLE      No      X
VALERO ENERGY CORPORATION CMN       COM       91913Y100     4,545     150,000    SH               SOLE      No      X
                                                        ---------


                                                        ---------
                                                           54,989
